Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2015	$ 7,900	$ 2,691,234		$ 39,923	$ (180,717)	$ 119,062		$ 2,677,402
Balance, shares at Dec. 31, 2015	7,900,000
Net (loss) income					1,009,171			1,009,171
Issuance of common shares		4,687,153						4,687,153
Stock subscription receivable			(927,730)					(927,730)
Distribution in connection with acquisition of a subsidiary		(2,880,000)						(2,880,000)
Liabilities assumed in connection with acquisition of a subsidiary		(91,826)						(91,826)
Statutory Reserve				100,647	(100,647)
Foreign currency translation adjustment						(221,418)		(221,418)
Balance at Dec. 31, 2016	$ 7,900	4,406,561	(927,730)	140,570	727,807	(102,356)		4,252,752
Balance, shares at Dec. 31, 2016	7,900,000
Net (loss) income					115,111			115,111
Issuance of common shares	$ 1,524	5,540,523						5,542,047
Issuance of common shares, shares	1,523,750
Collection of stock subscription receivable			827,730					827,730
Liabilities assumed in connection with acquisition of a subsidiary
Statutory Reserve				19,444	(19,444)
Foreign currency translation adjustment						410,642		410,642
Balance at Dec. 31, 2017	$ 9,424	9,947,084	(100,000)	160,014	823,474	308,286		11,148,282
Balance, shares at Dec. 31, 2017	9,423,750
Net (loss) income					(14,219,225)		(40)	(14,219,265)
Issuance of common shares for business acquisition	$ 1,093	1,051,927						1,053,020
Issuance of common shares for business acquisition, shares	1,092,912
Collection of stock subscription receivable			100,000					100,000
Liabilities assumed in connection with acquisition of a subsidiary
Statutory Reserve
Foreign currency translation adjustment						(64,816)	(307)	(65,123)
Cumulative effect of adoption of ASC Topic 606					46,519			46,519
Balance at Dec. 31, 2018	$ 10,517	$ 10,999,011		$ 160,014	$ (13,349,232)	$ 243,470	$ (347)	$ (1,936,220)
Balance, shares at Dec. 31, 2018	10,516,662